Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Expenses
The following table shows a summary of related party expenses included in the statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
($ in thousands)	2021	2020
Expenses under MOU	$—	$500
License expenses	85	92
Other	91	28
Total	$176	$620